OTHER COMPREHENSIVE INCOME / (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) - Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	$ 33,271
Other comprehensive income/(loss) (Note 26)	2,397	$ 642	$ (918)
Balance at end of year	33,990	33,271
Cash flow hedge loss to be reclassified within twelve months	(84)
Cash flow hedge loss to be reclassified within twelve months, net of tax	(64)
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(1,009)	(1,273)	(730)
Other comprehensive (loss) / income, before reclassifications	1,450	(98)	(543)
Amounts reclassified from AOCI	0	0	0
Other comprehensive income/(loss) (Note 26)	1,450	(98)	(543)
Acquisition of TC Pipelines, LP		362
Balance at end of year	441	(1,009)	(1,273)
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(112)	(143)	(58)
Other comprehensive (loss) / income, before reclassifications	(39)	(11)	(567)
Amounts reclassified from AOCI	42	55	482
Other comprehensive income/(loss) (Note 26)	3	44	(85)
Acquisition of TC Pipelines, LP		(13)
Balance at end of year	(109)	(112)	(143)
Pension and Other Post-Retirement Benefit Plan Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(113)	(285)	(314)
Other comprehensive (loss) / income, before reclassifications	63	158	12
Amounts reclassified from AOCI	6	14	17
Other comprehensive income/(loss) (Note 26)	69	172	29
Acquisition of TC Pipelines, LP		0
Balance at end of year	(44)	(113)	(285)
Equity Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(200)	(738)	(457)
Other comprehensive (loss) / income, before reclassifications	870	506	(292)
Amounts reclassified from AOCI	(3)	28	11
Other comprehensive income/(loss) (Note 26)	867	534	(281)
Acquisition of TC Pipelines, LP		4
Balance at end of year	667	(200)	(738)
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year	(1,434)	(2,439)	(1,559)
Other comprehensive (loss) / income, before reclassifications	2,344	555	(1,390)
Amounts reclassified from AOCI	45	97	510
Other comprehensive income/(loss) (Note 26)	2,389	652	(880)
Acquisition of TC Pipelines, LP		353
Balance at end of year	955	(1,434)	(2,439)
Accumulated foreign currency adjustment attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) / income, before reclassifications	8	(12)	(30)
Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) / income, before reclassifications	0	1	(16)
Accumulated net gain (loss) from equity investments attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive (loss) / income, before reclassifications	$ 0	$ 1	$ 1